                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP GROWTH FUND II
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 23, 2005
                   TO THE PROSPECTUSES DATED NOVEMBER 1, 2005

         The prospectuses for all share classes of the Fund are hereby supplemented to reflect the following:

         o        The members of the Small Cap Growth Strategies Team are:
                  Daniel Cole, Paul Berlinguet, Daniele Donahoe, Jon Michael Morgan and Clifford Siverd.

         The prospectuses for all share classes of the Fund are hereby also supplemented by replacing the professional biographies of the team members responsible for making the day-to-day investment decisions for the Fund with the following:


                                                                                BUSINESS EXPERIENCE DURING
PORTFOLIO MANAGER                        LENGTH OF SERVICE WITH FUND            PAST FIVE YEARS
-----------------                        ---------------------------            ------------------------------------
Daniel Cole                              Columbia Small Cap Growth Fund II      Columbia Management -- Portfolio
                                         since September 2001                   Manager since 2001

Paul Berlinguet                          Columbia Small Cap Growth Fund II      Columbia Management -- Head of Small
                                         since December 2005                    Cap Growth Team and Large Cap Growth
                                                                                Team since 2003
                                                                                John Hancock Funds -- Head of
                                                                                Large-Mid Cap Equity Group and
                                                                                Portfolio Manager since 2001

Daniele Donahoe                          Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2002
                                                                                Citigroup -- Associate in Equity
                                                                                Research Department


Jon Michael Morgan                       Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2000

Clifford Siverd                          Columbia Small Cap Growth Fund II      Columbia Management -- Associated
                                         since December 2005                    since 2001

                           COLUMBIA FUNDS SERIES TRUST
                        COLUMBIA SMALL CAP GROWTH FUND II
                                  (THE "FUND")

                       SUPPLEMENT DATED DECEMBER 23, 2005
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

The Statement of Additional Information for all share classes of the Fund is hereby supplemented as follows:

    1. The table following the heading "Other Accounts Managed by the Portfolio Managers" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:


                             OTHER SEC-REGISTERED OPEN-         OTHER POOLED INVESTMENT
   PORTFOLIO MANAGER         END AND CLOSED-END FUNDS                  VEHICLES                        OTHER ACCOUNTS
-----------------------      -----------------------------      ---------------------------       ------------------------------
                             Number of                          Number of                         Number of
                             accounts          Assets           accounts          Assets          accounts           Assets
------------------------     --------      --------------       --------       ------------       --------        --------------
    Leonard A. Aplet             9          $3.2 billion            6          $2.7 billion           103          $3.4 billion
   Paul J. Berlinguet*           7          $2.3 billion            1          $404 million            16          $266 million
     Daniel H. Cole              1          $630 million            2           $55 million             8          $270 million
    Richard R. Cutts             9          $3.2 billion            6          $2.7 billion           100          $3.4 billion
    Lori J. Ensigner             8          $4.32 billion           1           $97 million         2,052          $2.1 billion
    David L. Hoffman             8          $4.32 billion           1           $97 million         2,052          $2.1 billion
    Vikram J. Kuriyan           11          $6.3 billion           11          $1.0 billion            15          $1.4 billion
    Noah J. Petrucci             8          $4.32 billion           1           $97 million         2,050          $2.1 billion
     Diane L. Sobin              8          $4.32 billion           1           $97 million          2052          $2.1 billion
  Michael A. Welhoelter          8          $3.9 billion            5           $23 million            47          $1.4 billion
      Tom Marsico(1)            29         $21.83 billion          11          $1.04 billion          167          $17.0 billion
      Tom Marsico(2)            29         $21.87 billion          11          $1.04 billion          167          $17.0 billion
    Corydon Gilchist(3)          4          $1.15 billion           0               N/A                 1           $71 million
    Corydon Gilchist(4)          4          $1.19 billion           0               N/A                 1           $71 million
      Jim Gendelman             11          $2.40 billion           0               N/A                 2          $144 million
      Glenn Carlson             12         $10.44 billion          54          $9.61 billion       18,272         $75.70 billion
       Brent Woods              12         $10.44 billion          54          $9.61 billion       18,272         $75.70 billion
    William Pickering           12         $10.44 billion          54          $9.61 billion       18,272         $75.70 billion
      Amelia Morris             12         $10.44 billion          54          $9.61 billion       18,272         $75.70 billion
     Keith Colestock            12         $10.44 billion          54          $9.61 billion       18,272         $75.70 billion
    Donald E. Morgan             4          $6.28 billion           6          $2.86 billion           47         $13.85 billion
    J. Matthew Philo             4          $6.28 billion           0               N/A                 0               N/A
   Paul J. Berlinguet*           7          $2.3 billion            1          $404 million            16          $266 million
   Daniele M. Donahoe*           0               N/A                4          $321 million             9           $36 million
   Jon Michael Morgan*           0               N/A                4          $321 million            11           $36 million
   Clifford D. Siverd*           0               N/A                4          $321 million            11           $36 million


    * Information is provided as of December 21, 2005.

    (1) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Focused Equities Portfolio.

    (2) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico Growth Portfolio.

    (3) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico MidCap Growth Portfolio.

    (4) "Other SEC-registered open-end and closed-end funds" represents funds other than Nations Marsico 21st Century Portfolio.

    2. The table following the heading "Ownership of Securities" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:

                                             Dollar Range of Equity Securities
   Portfolio Manager                          in the Fund Beneficially Owned
   -----------------                         ---------------------------------
    Leonard A. Aplet                                         $0
     Daniel H. Cole                                     $100,000-$500,000
    Richard R. Cutts                                         $0
    Lori J. Ensigner                                         $0
    David L. Hoffman                                         $0
    Vikram J. Kuriyan                                        $0
    Noah J. Petrucci                                         $0
     Diane L. Sobin                                          $0
  Michael A. Welhoelter                                      $0
       Tom Marsico                                           $0
    Corydon Gilchist                                         $0
      Jim Gendelman                                          $0
      Glenn Carlson                                          $0
       Brent Woods                                           $0
    William Pickering                                        $0
      Amelia Morris                                          $0
     Keith Colestock                                         $0
    Donald E. Morgan                                         $0
    J. Matthew Philo                                         $0
   Paul J. Berlinguet*                                       $0
   Daniele M. Donahoe*                                       $0
   Jon Michael Morgan*                                    $1-$10,000
   Clifford D. Siverd*                                    $1-$10,000

    * Information is provided as of December 21, 2005.

    3. The table following the heading "Compensation" in the section "PORTFOLIO MANAGERS" is hereby removed and replaced with the following:


       PORTFOLIO MANAGER                         PERFORMANCE BENCHMARK                                 PEER GROUP
----------------------------          ------------------------------------------    -----------------------------------------------
        Leonard Aplet                             Russell 1000 Index                   Morningstar Moderate Allocation Category
                                           Merrill Lynch 1-3 Treasury Index            Lipper Short Investment Grade Debt Funds
                                                                                                       Category
                                         Lehman Brothers U.S. Aggregate Index         Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

        Daniel H. Cole                        Russell 2000 Growth Index                   Morningstar Small Growth Category

         Kevin Cronk                     Lehman Brothers U.S. Aggregate Index       Lipper Multi Sector Income Funds Category and
                                                                                      Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

       Richard R. Cutts                           Russell 1000 Index                   Morningstar Moderate Allocation Category
                                           Merrill Lynch 1-3 Treasury Index            Lipper Short Investment Grade Debt Funds
                                                                                                       Category

       Richard Dahlberg              Merrill Lynch All Convertibles All Qualities         Morningstar Convertibles Category
                                                        Index

       Brian Drainville                      Lehman Brothers Intermediate             Lipper Short-Intermediate Investment Grade
                                               Government/Credit Index                           Debt Funds Category
                                         Lehman Brothers U.S. Aggregate Index         Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

        Chris Eckstrom                   Lehman Brothers Quality Intermediate         Lipper Florida Intermediate Municipal Debt
                                                   Municipal Index                      Funds Category and Lipper Other States
                                                                                      Intermediate Municipal Debt Funds Category
                                         Lehman Brothers Municipal Bond Index       Lipper General Municipal Debt Funds Category,
                                                                                       and Lipper Florida Municipal Debt Funds
                                                                                                       Category

       Lori J. Ensinger                        Russell 1000 Value Index                    Morningstar Large Value Category
                                             Russell Mid Cap Value Index                    Morningstar Mid Value Category

        Jarl Ginsberg                          Russell 2000 Value Index                    Morningstar Small Value Category

       David L. Hoffman                        Russell 1000 Value Index                    Morningstar Large Value Category
                                             Russell Mid Cap Value Index                    Morningstar Mid Value Category

      Vikram J. Kuriyan                           Russell 1000 Index                   Morningstar Moderate Allocation Category
                                                    S&P 500 Index                   Morningstar Conservative Allocation Category,
                                                                                        Morningstar Large Blend Category, and
                                                                                       Morningstar Moderate Allocation Category


       PORTFOLIO MANAGER                         PERFORMANCE BENCHMARK                                 PEER GROUP
----------------------------          ------------------------------------------    -----------------------------------------------
                                         Lehman Brothers U.S. Aggregate Index        Morningstar Conservative Allocation Category
                                                                                     and Morningstar Moderate Allocation Category
                                                 S&P MidCap 400 Index                       Morningstar Mid Blend Category
                                                S&P SmallCap 600 Index                     Morningstar Small Blend Category

       Thomas LaPointe                   Lehman Brothers U.S. Aggregate Index       Lipper Multi Sector Income Funds Category and
                                                                                      Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

        Craig Leopold                               S&P 500 Index                          Morningstar Large Blend Category

         George Maris                               S&P 500 Index                          Morningstar Large Blend Category

         Colin Moore                                S&P 500 Index                          Morningstar Large Blend Category

         Wendy Norman                    Lehman Brothers Quality Intermediate          Lipper Intermediate Municipal Debt Funds
                                                   Municipal Index                     Category, Lipper California Intermediate
                                                                                       Municipal Debt Funds Category and Lipper
                                                                                       Other States Intermediate Municipal Debt
                                                                                                    Funds Category
                                         Lehman Brothers Municipal Bond Index           Lipper California Municipal Debt Funds
                                                                                                       Category

       Laura Ostrander                   Lehman Brothers U.S. Aggregate Index       Lipper Multi Sector Income Funds Category and
                                                                                      Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

         Edward Paik                 Merrill Lynch All Convertibles All Qualities         Morningstar Convertibles Category
                                                        Index

         Ann Peterson                Lehman Brothers U.S. Government Intermediate   Lipper General U.S. Government Funds Category
                                                        Index

       Noah J. Petrucci                        Russell 1000 Value Index                    Morningstar Large Value Category
                                             Russell Mid Cap Value Index                    Morningstar Mid Value Category

        Peter Santoro                               S&P 500 Index                          Morningstar Large Blend Category

       Marie Schofield                   Lehman Brothers U.S. Aggregate Index         Lipper Intermediate Investment Grade Debt
                                                                                                    Funds Category

                                     Lehman Brothers U.S. Government Intermediate     Lipper Short-Intermediate U.S. Government
                                                        Index                                       Funds Category

        Diane L. Sobin                         Russell 1000 Value Index                    Morningstar Large Value Category
                                             Russell Mid Cap Value Index                    Morningstar Mid Value Category

     Christian Stadlinger                      Russell 2000 Value Index                    Morningstar Small Value Category

       John Trentacoste                  Lehman Brothers Quality Intermediate         Lipper Other States Intermediate Municipal
                                                   Municipal Index                               Debt Funds Category
                                     Lehman Brothers 1-Year Municipal Bond Index      Lipper Short Municipal Debt Fund Category


       PORTFOLIO MANAGER                         PERFORMANCE BENCHMARK                                 PEER GROUP
----------------------------          ------------------------------------------    -----------------------------------------------

                                     Lehman Brothers 3-Year Municipal Bond Index      Lipper Short Municipal Debt Fund Category

         Sean Wilson                                S&P 500 Index                          Morningstar Large Blend Category

      Yanfang (Emma) Yan             Merrill Lynch All Convertibles All Qualities         Morningstar Convertibles Category
                                                        Index

     Paul. J. Berlinguet                      Russell 2000 Growth Index                    Morningstar Small Growth Category

      Daniele M. Donahoe                      Russell 2000 Growth Index                    Morningstar Small Growth Category

      Jon Michael Morgan                      Russell 2000 Growth Index                    Morningstar Small Growth Category

      Clifford D. Siverd                      Russell 2000 Growth Index                    Morningstar Small Growth Category
